ING PARTNERS, INC.

                       SUPPLEMENT DATED NOVEMBER 12, 2003
                                 TO PROSPECTUS
                               DATED MAY 1, 2003

The information in this Supplement updates and amends certain information contained in the May 1, 2003 Prospectus of ING Partners, Inc. (the "Fund"). You should read this Supplement along with the Prospectus.
         _____________________________________________________________


The following table shows the average annual total return of the Comparable Funds for the stated periods ended September 30, 2003, as well as a comparison with the performance of the applicable benchmark.1

                                                                                 1 Year      3 Years        5 Years      10 Years
                                                                                                                         (or since
                                                                                                                         inception)
Alger MidCap Growth Portfolio - Class B........................................  32.11%      -9.95%         9.34%        12.64%
(Comparable to ING Alger Aggressive Growth)
Russell MidCap Growth Index....................................................  38.91       -17.28         4.49         8.50
S&P Mid Cap 400 Index .........................................................  26.83       -0.71          11.96        12.82


Alger Capital Appreciation Portfolio - Class B.................................  18.64       -21.32         0.37         11.43
(Comparable to ING Alger Capital Appreciation)
Russell 3000 Growth Index......................................................  26.92       -18.61        -2.10         8.11
S&P 500 Index..................................................................  24.44       -10.19        0.96          10.03


Alger LargeCap Growth Portfolio - Class B......................................  23.11       -16.1         -0.62         8.24
(Comparable to ING Alger Growth)
Russell 1000 Growth Index......................................................  25.91       -19.05        -2.46         8.55

American Century Small Cap Value Fund - INV Class..............................  25.63       16.40         16.81         13.92
(Comparable to ING American Century Small Cap Value)
S&P BARRA 600 Value Index......................................................  25.74       7.57          10.36         N/A


Baron Capital Asset Fund - Class I.............................................  18.01       3.43          N/A           14.92
Baron Growth Fund..............................................................  21.11       6.11          15.21         17.93
(Comparable to ING Baron Small Cap Growth)
Russell 2000 Index.............................................................  36.49       -0.83         7.46          8.28


Goldman Sachs Capital Growth Fund - Class A....................................  21.66       -12.94        0.92          9.27
(Comparable to ING Goldman Sachs(R) Capital Growth)
S&P 500 Index..................................................................  24.44       -10.19        0.96          10.03


Goldman Sachs CORE(SM) U.S. Equity Fund - Class A..............................  23.68       -10.14        1.52          9.61
(Comparable to ING Goldman Sachs(R) Core Equity)
S&P 500 Index..................................................................  24.44       -10.19        0.96          10.03


JPMorgan Mid Cap Value Fund ...................................................  27.04       14.47         19.34         17.48
JPMorgan Mid Cap Value Portfolio- Variable Insurance Fund......................  25.32       N/A           N/A           14.27
(Comparable to ING JPMorgan Mid Cap Value)
Russell Mid Cap Value Index....................................................  28.29       6.63          8.42          11.43


MFS Global Growth Fund - Class A...............................................  23.98       -11.92        5.37          7.23
(Comparable to ING MFS Global Growth)
MSCI All Country World Free Index..............................................  26.77       -9.19         1.15          6.00


OpCap Advisors Mutual Fund Composite(2)........................................  32.72       1.42          7.55          12.42
(Comparable to ING OpCap Balanced Value)
60% S&P 500 Index/40% LB Government/Credit Bond Index..........................  19.56       -1.79         3.94          9.29


PIMCO Total Return Fund - Class A..............................................  6.84        9.29          6.73          7.93
(Comparable to ING PIMCO Total Return)
Lehman Brothers Aggregate Bond Index...........................................  5.40        8.95          6.63          6.92

Smith Barney Aggressive Growth Fund - Class A..................................  35.43       -9.47        16.16          14.55
Salomon Brothers Variable Emerging Growth Fund ................................  36.01      -8.19         22.36          19.16
(Comparable to ING Salomon Brothers Aggressive Growth)
Russell 3000 Growth Index .....................................................  26.92      -18.61        -2.10          8.11

Smith Barney Fundamental Value Fund - Class A..................................  34.06      -5.74         8.62           10.23
(Comparable to ING Salomon Brothers Fundamental Value)
Russell 3000 Index.............................................................  25.91      -9.68         2.15           9.80

Salomon Brothers Investors Value Fund - Class A................................  30.02      -4.15         5.50           12.53
Salomon Brothers Investors Value Fund - Class O................................  30.35      -3.89         5.77           11.48
(Comparable to ING Salomon Brothers Investors Value)
S&P BARRA 500 Value Index .....................................................  26.54      -6.49         2.48           9.12


UBS Enhanced S&P 500 - Class A(3)..............................................  23.27      -10.74        N/A            -10.01
(Comparable to ING DSI Enhanced Index)
S&P 500 Index..................................................................  24.44      -10.19        0.96           10.03


UBS Tactical Allocation Fund - Class A.........................................  23.25      -9.53         1.52           9.59
(Comparable to ING UBS Tactical Asset Allocation)
S&P 500 Index..................................................................  24.44      -10.19        0.96           10.03


Van Kampen Comstock Fund - (Class A)...........................................  30.96      2.15          7.45           12.19
(Comparable to ING Van Kampen Comstock)
S&P 500 Index..................................................................  24.44      -10.19        0.96           10.03
S&P BARRA 500 Value Index......................................................  26.54      -6.49         2.48           9.12



CHANGE TO BENCHMARK FOR ING MFS RESEARCH EQUITY PORTFOLIO

Average total returns for the ING MFS Research Equity Portfolio are now being compared with the Morningstar Large Blend Fund Average. The Morningstar Large Blend Fund Average is a composite of the annual returns of mutual funds that have investment characteristics similar to that of the Portfolio.

THE CHART BELOW REPLACES A SIMILAR CHART FOUND IN THE "PORTFOLIO PERFORMANCE" SECTION OF THE PROSPECTUS.

PERIODS ENDED DECEMBER 31, 2002

                                                           1 year            5 year        Since Inception
ING MFS Research Equity Portfolio (I Class)                -24.89%           -2.81%        -3.14%
S&P 500 Index                                              -22.28%           -0.63%        -0.24%
Morningstar Large Growth Fund Average                      -27.77%           -2.72%        -1.83%*
Morningstar Large Blend Fund Average                       -22.06%           -1.47%        -0.67%*

    * Since December 1, 1997.

SUB-ADVISER NAME CHANGE

Effective September 1, 2003, Robert Fleming Inc. and J.P. Morgan Fleming Asset Management (USA) Inc. merged into and became known as J.P. Morgan Investment Management Inc.

1The Standard & Poor's 500 (S&P 500) Index is a value-weighted, unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The S&P Mid Cap 400 Index is a broad-based unmanaged capitalization weighted index of mid-capitalization companies. The S&P BARRA 600 Value Index consists of S&P 600 stocks chosen that have lower price/book ratios. The Russell MidCap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small capitalization companies. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The Russell MidCap Value Index is the subset of the Russell MidCap Index, representing approximately 71% of the total market capitalization of the Russell MidCap Index. The Morgan Stanley Capital International (MSCI) All Country World Free Index is a broad based unmanaged index of developed country and emerging market equities. The 60% S&P 500/40% Lehman Brothers Government/Credit Bond Index is a benchmark consisting of a mix of 60% of an unmanaged stock index (The Standard & Poor's 500) and 40% of an unmanaged bond index (Lehman Bros. Gov't Credit Bond Index). The Lehman Brother Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The Russell 3000 Index is a broad-based unmanaged capitalization weighted index of large capitalization companies. The Russell 3000 Growth Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. The S&P BARRA 500 Value Index is constructed by dividing the stocks in the S&P 500 Index according to a single attribute of price-to-book ratio. The index contains companies with lower price-to-book ratios, and is capitalization weighted so that each stock is weighted in the appropriate index in proportion to its market value.

2 Performance is based on a composite of all similarly managed mutual fund accounts.

3 Fund is sub-advised by DSI.